As filed with the Securities and Exchange Commission on January 9, 1998

1933 Act Registration No. 333-22095
1940 Act Registration No. 8118065

                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.
                       Post-Effective Amendment No. 1

                                  and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 3

                      (Check appropriate box or boxes)

      IMPACT MANAGEMENT INVESTMENT TRUST (exact name of Registrant as
                           Specified in Charter)

                    1875 Ski Time Square Drive, Suite One
                        Steamboat Springs,  CO  80487
              (Address of Principal Executive Office)(Zip Code)

    Registrant's Telephone Number, including Area Code: (970) 879-1189

                             Charles R. Clark
                                 Chairman
                     Impact Management Investment Trust
                    1875 Ski Time Square Drive, Suite One
                        Steamboat Springs,  CO 80487
                   (Name and Address of Agent for Service)

Approximate date of proposed sale to the public: immediately upon effectiveness.

It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b) XX on January 10, 1998 pursuant to paragraph (b)
          60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
          75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
          this post-effective amendment designates a new effective date for a previously filed post-effective amendment

IMPACT MANAGEMENT INVESTMENT TRUST
IMPACT MANAGEMENT GROWTH PORTFOLIO
CROSS-REFERENCE SHEET

Between Items Enumerated in Part A of Form N-1A and Prospectus

     Item Number of Form N-1A                 Location in Prospectus

1.   Cover Page 	                            Cover Page
2.   Synopsis                                 Summary of Trust Expenses
3.   Condensed Financial Information          Financial Highlights
4.   General Description                      Trust Information, The Trust
5.   Management of the Fund                   Trust Information
5A.  Management's Discussion of               Performance Advertising
      Fund Performance
6.   Capital Stock and Other Securities       The Trust
7.   Purchase of Securities Being Offered     How to Purchase Shares
8.   Redemption or Repurchase                 How to Redeem Shares
9.   Legal Proceedings                        Inapplicable

IMPACT MANAGEMENT INVESTMENT TRUST
IMPACT MANAGEMENT GROWTH PORTFOLIO
CROSS-REFERENCE SHEET

Between Items Enumerated in Part B of Form N-1A and Statement of Additional Information

                                              Location in Statement of
     Item Number of Form N-1A                 Additional Information

10.  Cover Page                               Cover Page
11.  Table of Contents                        Table of Contents
12.  General Information and History          General Information About
                                               The Trust
13.  Investment Objectives and Policies       Investment Objectives and
                                              Policies; Types of Investments
14.  Management of the Fund                   Impact Management Investment
                                               Trust Management
15.  Control Persons and Principal Holders    Impact Management Investment
      of Securities                            Trust Management
16.  Investment Advisory and Other Services   Investment Advisor Services
17.  Brokerage Allocation                     Brokerage Transactions
18.  Capital Stock and Other Securities       The Trust (in the Prospectus)
19.  Purchase, Redemption and	Purchasing      Net Asset Value; Redeeming
      Shares; Determining Prices of            Shares
      Securities Being Offered
20.  Tax Status                               Tax Status
21.  Underwriters                             Principal Distributor
22.  Calculation of Performance Data          Total Return; Yield;
                                               Performance Comparisons
23.  Financial Statements                     Financial Statements

                             PROSPECTUS

                             January 10, 1998


IMPACT MANAGEMENT INVESTMENT TRUST
IMPACT Management Growth Portfolio

1-888-467-2284
(Toll Free)




Impact Management Investment Trust (the "Trust") is a no-load, open-end, management investment company that offers a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares (the "Shares") of Impact Management Growth Portfolio (the "Portfolio") which represent interests in a diversified portfolio of the Trust. The investment objective of the Portfolio is to provide capital appreciation through investing primarily in equity securities of companies believed to have prospects for above-average growth in earnings.




This prospectus contains the information you should read and know before you invest in Shares of the Portfolio. Please read this prospectus carefully and keep this prospectus for future reference. The Trust has filed a Statement of Additional Information dated January 10, 1998, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, free of charge, or make inquiries about the Trust by contacting Impact Management Services, Inc., the Trust's Administrator, by calling toll-free 1-888-467-2284.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               CONTENTS

SUMMARY OF FUND EXPENSES              1
GENERAL INFORMATION                   2
FINANCIAL HIGHLIGHTS                  2
INVESTMENT INFORMATION                2
Investment Objective                  2
Investment Policies                   3
Portfolio Turnover                    4
Temporary Defensive Positions         4
Risk factors                          5
Investment Limitations                6
NET ASSET VALUE                       7
HOW TO PURCHASE SHARES                7
Investing in the Portfolio            7
Minimum Investment Required           8
Shareholder Inquiries and Services    8
Certificates and Confirmations        8
Dividends and Distributions           9
HOW TO REDEEM SHARES                  9
Accounts With Low Balances           10
TRUST INFORMATION                    10
Management of the Trust              10
Distribution of Shares               11
Administration of the Trust          11
Expenses of the Trust                12
Brokerage Transactions               12
THE TRUST                            12
General Information                  12
Voting Rights                        12
Massachusetts Partnership Law        13
TAX INFORMATION                      13
Federal Income Tax                   13
PERFORMANCE ADVERTISING              15

                         SUMMARY OF FUND EXPENSES

Shareholder Transaction Expense
  Maximum Sales Load Imposed on Purchases*               None
  Maximum Sales Load Imposed on Reinvested Dividends     None
  Deferred Sales Charges                                 None
  Redemption Fees                                        None
  Exchange Fee                                           None


Estimated Annual Fund Operating Expenses
(as a percentage of average net assets)
  Management Fees                                        2.25%
  12b-1 Fees                                             None
  Other Expenses                                         0.22%
    Administrative Fees**                                0.22%
Total Fund Operating Expenses                            2.47%

__________________
* The minimum initial investment in Shares is $5,000. Brokers which have not entered into a dealers agreement with the Portfolio's principal distributor may impose a charge on the purchase of Shares, which charge, if imposed, is not imposed by the Portfolio.

** The Administration Fee is an annual fee of $165 per account. Because it is not yet possible to accurately predict the number of accounts, the percentage of net assets is estimated based on an estimated average account value of $75,000. The actual percentage of net asset value may be more or less than the estimate shown.

The purpose of the tables is to help you understand all expenses and fees that you would bear directly or indirectly as a Portfolio shareholder. However, because the Portfolio is new, only percentage fees which are set by contract can be accurately predicted. Because of the difficulty of predicting the size of the Portfolio, the number of shareholder accounts, or the exact level of expenses, the fees and expenses shown above as estimated are not necessarily reflective of the experience the Portfolio will have during the first year of operations and are subject to potential significant material deviation. The expenses and fees shown are estimates for the current fiscal year ending on September 30, 1998.

Example
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return, (2) redemption at the end of each time period and
(3) reinvestment of all dividends and capital distribution.


                   1 Year           3 Years
                   $188.06          $567.72

For purposes of the following example, the fixed annual administration fee has been prorated to reflect that the minimum investment in the Portfolio is $5,000. Therefore, only one-fifth ($1,000/$5,000) of the administration fee has been applied in calculating the estimated expenses below.

                   1 Year           3 Years
                   $56.06           $171.72

This example should not be considered a representation of past or future expenses or performance. Actual expenses in the future may be greater or lesser than those shown.


                           GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated December 18, 1996. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The Trust is an open-end investment company. As of the date of this prospectus, the Trust currently has only one portfolio known as Impact Management Growth Portfolio.

The Portfolio seeks appreciation of capital through investment in equity securities of companies determined by the investment advisor to have prospects for above-average growth in earnings. There is no assurance the Portfolio can meet its investment objective.

For information on how to purchase Shares, please refer to "How to Purchase Shares." The minimum initial investment for the Portfolio is $5,000. Subsequent investments must be in amounts of at least $1,000. There is no minimum investment or subsequent investment requirement for qualified retirement plans (not including individual retirement accounts). Shares are sold at net asset value without any sales load. Shares are redeemed at net asset value. For a more complete description, see "How to Redeem Shares."

Additional information pertaining to the Trust may be obtained by writing the Trust's Administrator, IMPACT Management Services, Inc., Arrott Building, Third Floor, 401 Wood Street, Pittsburgh, PA 15222, or by calling toll-free 1-888-467-2284.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                       IMPACT MANAGEMENT GROWTH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
             For the Period June 17, 1997 (commencement of operations)
                              to September 30, 1997

Per Share Data*
  Investment income                                               $  .01
  Expenses                                                          (.01)
  Net investment income (loss)                                       .00
  Distributions from net investment income	                     .00
  Net realized and unrealized (loss) on investments                 (.08)
  Distributions from realized gains on investments                   .00

  Net decrease in net asset value                                   (.08)

  Net asset value:
    Beginning of period                                            10.00

    End of period                                                 $ 9.92

Ratios and Supplemental Data
  Total return (not annualized)#                                   (0.80)%
  Ratio of expenses to average net assets+#                         2.25%
  Ratio of net investment income to average net assets+#            0.00%
  Portfolio turnover rate                                           0.00%
  Average commission rate paid                                    $  .1437
  Net assets, end of period                                       $501,758
  Shares of beneficial interest outstanding, end of period          50,567
  Number of shareholder accounts, end of period                         17

_____________________

* Selected data for a share of beneficial interest outstanding throughout the period.
+ Annualized.
# Excludes administrative fee charged directly to shareholder accounts
  (see Note 4 to financial statements).


              See accompanying notes to financial statements.

                          INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to provide capital appreciation principally through investing in equity securities of small and medium market capitalization companies. Normally, the Portfolio will be as fully invested as practicable in common stocks and securities convertible into common stocks of those companies, but may also invest up to 5% of its assets in warrants and rights to purchase common stocks. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Portfolio will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES
The Portfolio pursues its investment objective by investing primarily in small and medium sized companies (market capitalization or annual revenues up to $5 billion) which, in the view of its Advisor, have prospects for above-average growth in earnings and the potential for significant capital appreciation. However, the Portfolio may invest in larger capitalization companies, from time to time, when the Advisor deems it appropriate. Also, the average market capitalization or annual revenue of the companies held in the Portfolio may, however, fluctuate from time to time as a result of changes in overall market values and the Advisor's taking advantage of specific investment opportunities. In addition, the Portfolio may continue to hold securities of a company whose market capitalization or annual revenue grows above $5 billion subsequent to their purchase, if the company continues to satisfy the Advisor's investment criteria.


The Advisor selects securities for purchase by the Portfolio on the basis of traditional and proprietary research techniques, including assessment of earnings growth prospects and of the risk and volatility of each company's business. Among other things, the Advisor will seek to identify companies where the restructuring of their basic businesses or reallocations of their assets among their businesses present opportunities for significant share price appreciation. At times, the Portfolio will invest in securities of companies which are deemed by the Advisor to be candidates for acquisition by other entities as indicated by changes in ownership, changes in standard price-to-value ratios, or an examination of other standard analytical indices. The Portfolio may invest in preferred stocks, corporate bonds, debentures, notes and warrants which are convertible into common stock if market conditions are such that the Advisor believes that they present a temporary opportunity for superior performance over common stocks (See
"Risk Factors" below).


The Advisor's investment approach in managing the Portfolio is both quantitative and fundamental, and is significantly focused on quality earnings growth. In seeking to identify investment opportunities for the Portfolio, the Advisor begins by defining a universe of rapidly growing companies with market capitalizations within the parameters described for the Portfolio and with certain quality characteristics. Using proprietary analysis methods and research models that analyze various aspects of successful growth, such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth, the Advisor identifies a pool of growing companies for further analysis. Then, using fundamental research, the Advisor evaluates each company's current growth trends. Through this process, the Advisor seeks to identify companies for inclusion in the Portfolio that possess strong growth characteristics.

Normally, the Portfolio will purchase only securities traded in the United States on registered exchanges or in the over-the-counter market. However, the Portfolio may invest up to 15% of its net assets in illiquid securities, excluding any Rule 144A security that has been determined to be liquid pursuant to procedures established by the Board of Trustees.

The Advisor sells securities when it believes that significant appreciation of that security is no longer probable, alternative investments offer superior appreciation prospects, or the risk of a decline in market price is too great. Because of this approach with respect to the sale of its investments, the Portfolio may, from time to time, realize short-term gains or losses.

The Portfolio's investment approach will likely result in its being more volatile (both up and down) than the stock market in general, as measured by the S&P 500 Index. Therefore, the Portfolio is only suitable for investors who are long-term investors. The Portfolio is not suitable for short-term investors or those looking for current income. Of course, there can be no assurance that the Portfolio's investment approach will be successful, even over the long term.

Unless indicated otherwise, the investment policies of the Portfolio may be changed by the Board of Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Portfolio may invest up to 10% of its assets in securities of other investment companies. Since all investment companies incur certain operating expenses, such as management fees and accounting fees, similar to the expenses of the Portfolio, any investment by the Portfolio in shares of another investment company would involve duplication of such expenses.


PORTFOLIO TURNOVER
Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities held by it will be sold whenever the Advisor believes it is appropriate to do so in light of the Portfolio's investment objectives, without regard to the length of time a particular security may have been held.

The Portfolio does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. It is expected that under normal market conditions, the annual turnover rate for the Portfolio will not exceed 100%.


TEMPORARY DEFENSIVE POSITIONS
For temporary defensive purposes, when the Advisor determines that market conditions so warrant, the Portfolio may invest up to 100% of its assets in cash, cash items, and money market instruments (consisting of securities issued or guaranteed by the United States government, its agencies or instrumentalities; certificates of deposit; time deposits; bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated in their most recently published financial statements; commercial paper rated in one of the two highest categories by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"); repurchase agreements involving such securities; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market securities). To the extent that the Portfolio is invested in temporary defensive investments, it will not be pursuing its primary investment objective.

RISK FACTORS
The Portfolio is being managed with a view to long-term capital appreciation with a minimum ten-year investment horizon. It is not a suitable investment for short-term investors or for those seeking current income. The Portfolio's net asset value will fluctuate to reflect the investment performance of the securities held by the Portfolio. The value that a shareholder receives upon redemption may be greater or lesser than the value of such shares when purchased. The use of investment techniques such as investing in repurchase agreements involves greater risk than does an investment in a fund that does not engage in these activities.


SMALL AND MEDIUM CAPITALIZATION STOCKS
Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in the Portfolio is most suitable for long-term investors who can bear the risk of these fluctuations. The Portfolio invests extensively in securities of issuers with small or medium market capitalizations. This increased risk may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of management depth or a combination of those factors. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and may be traded in volumes which are significantly smaller than those typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and may be subject to more abrupt or erratic market movements, than securities of larger, more established companies.

OVER-THE-COUNTER MARKET
The Portfolio may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Portfolio may invest may not be as great as that of other securities, which means that selling large numbers of those shares may be more difficult in a short period of time, and purchases or sales of other than a small amount of those shares may adversely affect the price thereof. If the Portfolio was to dispose of such a stock, it might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

LACK OF EXPERIENCE OF THE ADVISOR
While the Portfolio's Advisor does have over twenty years of experience managing money for its clients, it has limited experience as an investment advisor to a registered investment company, having served in such capacity for the Integrity Portfolios, Inc. in 1991 and 1992.

INVESTMENT LIMITATIONS

The investment objectives of the Portfolio and certain investment limitations set forth herein and in the Trust's Statement of Additional Information are fundamental policies of the Portfolio. The Portfolio's fundamental policies can not be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.


The Portfolio may not:
- borrow money directly or through reverse repurchase agreements
  (arrangements in which the Portfolio sells a portfolio security for a percentage of its cash value with an agreement to buy it back on a set date); or
- sell securities short.


Notwithstanding the foregoing, the Portfolio may borrow up to one-third of the value of its assets from banks if the Advisor believes that because of a large number of redemption requests the Portfolio would be adversely affected by immediately liquidating sufficient securities held by it to meet those redemption requests. The management of the Portfolio believes that in the event of a disorderly market, the consequences of borrowing under the foregoing conditions will be to permit an orderly sale of the necessary amount of securities which will benefit the Portfolio.


The above investment limitations cannot be changed without shareholder approval.

The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any change in these limitations becomes effective.

The Portfolio may not:
- purchase securities of other investment companies, except in open market transactions limited to not more than 10% of its total net assets, or except as part of a merger, consolidation, or other acquisition;
- invest more than 15% of its total assets in securities of issuers that have records of less than three years of continuous operations or in equity securities of any issuer which are not readily marketable;
- invest more than 5% of its total net assets in securities of one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations) or acquire more than 10% of any class of voting securities of any one issuer; or
- invest more than 5% of its total net assets in warrants.


                               NET ASSET VALUE


The Portfolio's net asset value per Share fluctuates. The net asset value for Shares of the Portfolio is determined by adding the market value of all securities and other assets of the Portfolio, subtracting the liabilities of the Portfolio, and dividing the remainder by the total number of Shares outstanding. The net asset value of Shares of the Portfolio is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "Exchange"), Monday through Friday, except on:
(i) days on which there are not sufficient changes in the value of the Portfolio's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays when the Exchange is closed: New Year's Day, Martin Luther King Jr's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


                            HOW TO PURCHASE SHARES

INVESTING IN THE PORTFOLIO
Shares of the Portfolio are sold on days on which the Exchange is open. To purchase shares of the Portfolio, call Impact Management Services, Inc. (the Portfolio's Administrator) toll-free at 1-888-467-2284. Information needed to establish an account will be taken over the telephone.

The Trust reserves the right to reject any purchase request. Shares may also be purchased through a financial institution (such as a bank or broker/dealer) which has a sales agreement with IMPACT Financial Network, Inc. ("IFN") (formerly known as Management Securities, Inc.), the Portfolio's principal distributor, or through IFN directly. IFN is a wholly-owned subsidiary of Jordan American Holdings, Inc., the Portfolio's Advisor.

No sales load is imposed upon a purchase of Shares made directly through IFN nor through any dealer which has entered into a dealers agreement with IFN. Likewise, no load will be imposed upon Shares purchased through bank trust departments, investment advisors registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with IFN. However, investors who purchase Shares through a trust department, investment advisor, or retirement plan may be charged a service fee by that institution which fee, if charged, is not imposed by the Portfolio.


The purchase price of shares of the Portfolio is the net asset value per share determined at the end of the day on which a purchase order is effective, i.e., the purchase payment is converted into federal funds. For payments by check, the conversion will normally occur on the next business day after the check is received by the Portfolio's custodian, Fifth Third Bank, Cincinnati, Ohio. Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Portfolio will not issue certificates representing shares of the Portfolio.

PURCHASING BY MAIL
To purchase shares by mail, send a check (in the amount of at least $5,000 for an initial investment or $1,000 for a subsequent investment) made payable to IMPACT MANAGEMENT GROWTH PORTFOLIO to: IMPACT MANAGEMENT GROWTH PORTFOLIO c/o Fifth Third Bank, P.O. Box 632164, Cincinnati, OH 45263-2164.

MINIMUM INVESTMENT REQUIRED
The minimum initial investment in shares is $5,000, plus any non-affiliated broker's fee, if applicable. An institutional investor's minimum investment will be calculated by combining all of the accounts it maintains with the Portfolio. Accounts established through a non-affiliated bank or broker may, therefore, be subject to a smaller minimum investment. Accounts established through a qualified retirement plan (not including Individual Retirement Accounts "IRAs") are not subject to the minimum investment requirement. Additional investments can be made in amounts of at least $1,000. No minimum applies to subsequent purchases effected through reinvestment of dividends and capital gains or for subsequent purchases through qualified retirement plans (not including IRAs).

SHAREHOLDER INQUIRIES AND SERVICES
The Trust reserves the right to change the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders.

CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Trust, IMPACT Management Services, Inc. maintains a share account for each shareholder. Share certificates will not be issued. Quarterly account statements will be sent to each shareholder. In addition, detailed confirmations of each purchase or redemption are sent to each shareholder. Semi-annual confirmations are sent to each shareholder to report dividends paid during that period.

DIVIDENDS AND DISTRIBUTIONS
Substantially all of the net investment income (exclusive of capital gains) of the Portfolio is distributed by the Trust at least annually.

Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next Business Day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may receive payments for cash distributions in the form of a check.

Dividends and distributions of the Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


                           HOW TO REDEEM SHARES

The Portfolio redeems shares at their net asset value as determined at the close of the day on which the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by written request.

WRITTEN REQUESTS
Shares may be redeemed by sending a written request to the Transfer Agent. Call the Administrator toll-free at 1-888-467-2284 for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his or her name, the Portfolio name, his or her account number, and the share or dollar amount requested.

SIGNATURES
Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Transfer Agent, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:
- a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
- a member of the New York, American, Boston, Midwest, or Pacific Stock
  Exchange;
- a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
- any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Portfolio does not accept signatures guaranteed by a notary public.

The Portfolio and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Portfolio may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Portfolio and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT
Normally, a check for the redemption proceeds is mailed within one business day, but in no event more than seven calendar days after the receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if the balance falls below the required minimum of $5,000 due to shareholder redemptions. This procedure would not apply, however, if the balance falls below $5,000 solely because of a decline in the Portfolio's net asset value.


                            TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES
The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISOR
Jordan American Holdings, Inc., d/b/a Equity Assets Management (the "Advisor") is the Portfolio's investment advisor. The Advisor continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.

ADVISORY FEES

The Advisor receives an annual investment advisory fee equal to 2.25% of the Portfolio's average daily net assets. Pursuant to the investment advisory contract, the Advisor may voluntarily waive some or all of its fee. The advisory fee is calculated and paid to the Advisor on a monthly basis.

ADVISOR'S BACKGROUND
The Advisor is a professional investment manager and a registered investment advisor, which was founded in 1972 under the name Equity Assets Management, Inc. Jordan American Holdings, Inc. d/b/a Equity Assets Management, is a publicly held company which trades on NASDAQ under the symbol "JAHI". The Advisor's principal place of business is located at 1875 Ski Time Square Drive, Suite One, Steamboat Springs, Colorado 80487. In addition to advising the Portfolio, the Advisor provides investment advisory services to individuals, corporations, foundations, limited partnerships, a commodity pool and individual retirement, corporate, and group pension and profit-sharing plans. The Advisor currently has discretionary management authority with respect to approximately $83 million in assets.

The Advisor serves as the investment advisor to the Portfolio under an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The Advisor makes investment decisions with respect to the assets of the Portfolio and continuously reviews, supervises and administers the investment program of the Portfolio, subject to the supervision of, and policies established by, the Board of Trustees of the Trust. The following persons are responsible for the day-to-day management of the Portfolio's investments:


W. Neal Jordan, Senior Portfolio Manager of Jordan American Holdings, Inc., is the company's founder and has been Senior Portfolio Manager since the company's inception in 1972.

Charles R. Clark, Senior Assistant Portfolio Manager of Jordan American Holdings, Inc. since 1993, has been with the company since 1991. From October 1991 through the end of 1993, he was a Technical Research Analyst for Jordan American Holdings, Inc.

DISTRIBUTION OF SHARES


IMPACT Financial Network, Inc. ("IFN") is the principal distributor for Shares of the Trust. IFN is located at 1875 Ski Time Square Drive, Suite One, Steamboat Springs, CO 80487. It is a Florida corporation organized on March 7, 1986, and is a subsidiary of Jordan American Holdings, Inc., the Trust's Advisor. The Distributor's fees will be paid by the Administrator from its administrative services fee.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES
IMPACT Management Services, Inc., Pittsburgh, Pennsylvania, (the
"Administrator") provides administrative personnel and services (including financial reporting services) necessary to operate the Trust. The Administrator provides these services, as well as transfer agent and dividend disbursing agent services for a fee in an amount of $165.00 per account, per year.

CUSTODIAN
The custodian for the securities and cash of the Trust is Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263. The Custodian's fee is paid by the Administrator from its administrative services fee.

TRANSFER AGENT AND DIVIDENT DISBURSING AGENT
The Administrator also serves as transfer agent and dividend disbursing agent for the Shares of the Trust. The Administrator provides these services for an annual fee which is included in the fee paid to the Administrator for its administrative services.

INDEPENDENT AUDITORS
The independent auditors for the Trust are Arthur F. Bell, Jr. & Associates, L.L.C., Heaver Plaza, Suite 200, 1301 York Road, Lutherville, MD 21093.

EXPENSES OF THE TRUST

The Portfolio pays its own expenses relating to its operation, including fees paid to its service providers (the advisory fee and the administration fee), brokerage fees, interest charges, and taxes. Fees for custodial, transfer agent, dividend disbursing agent, administration and accounting services, audit and legal expenses, expense of preparing prospectuses, proxy solicitation material and reports to shareholders, cost of pricing and insurance expenses and registering the shares under federal and state securities laws will be paid by the Administrator from its administrative services fee.

BROKERAGE TRANSACTIONS

When selecting brokers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor may give consideration to those firms which have sold or are selling Shares of the Trust. The Advisor makes decisions on portfolio transactions and selects brokers. It is anticipated that the majority of brokerage transactions will be effected through IFN, the Trust's Distributor and a wholly-owned subsidiary of the Advisor. IFN will receive fees for effecting securities transactions.


                                 THE TRUST

GENERAL INFORMATION

The Trust is a Massachusetts business trust. The Shares offered by this prospectus are shares of the Impact Management Growth Portfolio. The Trust intends to offer other portfolios from time to time. All consideration received by the Trust for shares of any portfolio and all assets of each portfolio belong only to that portfolio and would be subject to only the liabilities related thereto.

VOTING RIGHTS

Each share of the Portfolio gives the shareholder one vote in Trustee elections and all other matters submitted to shareholders for a vote. All shares in the Trust have equal voting rights. If and when the Trust creates other portfolios, shares in any such portfolios will also be able to vote in elections of Trustees and in certain Trust matters. Only holders of shares of a portfolio will be able to vote on matters relating solely to that portfolio.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Board of Trustees or by shareholders at a special meeting. A special meeting of shareholders may be called by the Board of Trustees at any time and will be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event that a shareholder is held personally liable for the Trust's obligations, the Trust is required by its Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


                               TAX INFORMATION

FEDERAL INCOME TAX

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Trust or its shareholders. Accordingly, you are urged to consult your tax Advisors regarding specific questions as to federal, state and local income taxes. See also the Statement of Additional Information.

TAX STATUS OF THE TRUST
Each Portfolio (to the extent there is more than one) will be treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Trust intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. Provided that the Trust qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS
The Trust will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, subject to certain limitations regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Trust will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Portfolio may be sold with original issue discount and thus would not make periodic cash interest payments. If the Portfolio acquired such securities, it would be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from the Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be as exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax Advisor to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in your particular state.

TAX TREATMENT OF TRANSACTIONS
Each sale or redemption of the Portfolio's shares is a taxable event to the
shareholder.   Shareholders are urged to consult their own tax Advisors
regarding the status of their accounts under state and local tax laws.


                           PERFORMANCE ADVERTISING

From time to time, the Portfolio advertises its total return and yield. These figures will be based on historical earnings and are not intended to indicate future performance. No representations can be made regarding actual future returns or yields.

Total return represents the change, over a specific period of time, in the value of an investment in the Portfolio after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Portfolio is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Portfolio and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Portfolio may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of the Portfolio to certain indices.

IMPACT MANAGEMENT INVESTMENT TRUST
Impact Management Growth Portfolio
1875 Ski Time Square Drive, Suite One
Steamboat Springs, CO 80487

INVESTMENT ADVISOR
Jordan American Holdings, Inc.
d/b/a Equity Assets Management
1875 Ski Time Square Drive, Suite One
Steamboat Springs, CO 80487

DISTRIBUTOR
IMPACT Financial Network, Inc.
1875 Ski Time Square Drive, Suite One
Steamboat Springs, CO 80487

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
IMPACT Management Services, Inc.
Arrott Building, Third Floor
401 Wood Street
Pittsburgh, PA 15222

ADMINISTRATOR
IMPACT Management Services, Inc.
Arrott Building, Third Floor
401 Wood Street
Pittsburgh, PA 15222

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT AUDITORS
Arthur F. Bell, Jr. & Associates, L.L.C.
Heaver Plaza, Suite 200
1301 York Road
Lutherville, MD 21093

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098



                     IMPACT MANAGEMENT INVESTMENT TRUST
                     IMPACT MANAGEMENT GROWTH PORTFOLIO
                     STATEMENT OF ADDITIONAL INFORMATION

                               January 10, 1998

Impact Management Growth Portfolio (the "Portfolio") is a diversified portfolio of Impact Management Investment Trust (the "Trust"). The Trust is an open-end, management investment company that offers a convenient and economical means of investing in professionally managed portfolios of securities. This Statement of Additional Information should be read with the prospectus for Impact Management Growth Portfolio dated January 10, 1998. This Statement is not a prospectus itself. To receive a copy of the prospectus, write or call the Portfolio's Administrator, IMPACT Management Services, Inc., toll-free, at 1-888-467-2284.


TABLE OF CONTENTS
GENERAL INFORMATION ABOUT THE TRUST                   1
INVESTMENT OBJECTIVE AND POLICIES                     1
TYPES OF INVESTMENTS                                  1
  Restricted Securities                               1
  TEMPORARY INVESTMENTS                               1
  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS       2
  LENDING OF PORTFOLIO SECURITIES                     2
  REPURCHASE AGREEMENTS                               2
  REVERSE REPURCHASE AGREEMENTS                       2
  PORTFOLIO TURNOVER                                  3
  INVESTMENT LIMITATIONS                              3
IMPACT MANAGEMENT INVESTMENT TRUST MANAGEMENT         5
  TRUST OWNERSHIP                                     6
  TRUSTEES' AND OFFICERS' COMPENSATION                6
  TRUSTEE LIABILITY                                   6
INVESTMENT ADVISORY SERVICES                          6
  ADVISOR TO THE TRUST                                6
  ADVISORY FEES                                       6
ADMINISTRATIVE SERVICES                               6
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT          6
BROKERAGE TRANSACTIONS                                6
PURCHASING SHARES                                     7
  CONVERSION TO FEDERAL FUNDS                         7
DETERMINING NET ASSET VALUE                           7
  DETERMINING MARKET VALUE OF SECURITIES              7
REDEEMING SHARES                                      7
  REDEMPTION IN KIND                                  7
TAX STATUS                                            8
  THE TRUST'S TAX STATUS                              8
  SHAREHOLDERS' TAX STATUS                            8
TOTAL RETURN                                          8
YIELD                                                 8
PERFORMANCE COMPARISONS                               8
FINANCIAL STATEMENTS                                  9




                     GENERAL INFORMATION ABOUT THE TRUST


Impact Management Growth Portfolio (the "Portfolio") is a portfolio of
Impact Management Investment Trust (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated
December 18, 1996. The Trust is an open-end investment company. As of the date of this Statement of Additional Information, the Trust consists of only one portfolio, the Impact Management Growth Portfolio, and offers only one class of shares.


                      INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to provide capital appreciation principally through investing in equity securities of small and medium market capitalization companies. Normally, the Portfolio will be as fully invested as practicable in common stocks and securities convertible into common stocks of such companies, but may also invest up to 5% of its assets in warrants and right to purchase common stocks. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Portfolio will achieve its investment objective, it endeavors to do so by following the investment policies described below and in the Prospectus. Unless indicated otherwise, the investment policies of the Portfolio may be changed by the Board of Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.


                             TYPES OF INVESTMENTS

The Portfolio invests primarily in equity securities of small and medium sized companies (market capitalization or annual revenue up to $5 billion) which, in the view of the Advisor, have prospects for above-average growth in earnings and potential for significant capital appreciation. These securities are selected by the Advisor on the basis of traditional and proprietary research techniques, including assessment of earnings prospects and of the risk and volatility of each company's business. However, the Portfolio may invest in larger capitalization companies from time to time when the Advisor deems it appropriate.

RESTRICTED SECURITIES
The Portfolio expects that any restricted securities would be acquired either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and other securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable.

TEMPORARY INVESTMENTS
The Portfolio may also invest in the following temporary investments from time to time for defensive purposes.

Money Market Instruments
The Portfolio may invest in the following money market instruments:
- instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank
  Insurance Fund, which is administered by the Federal Deposit Insurance
  Corporation ("FDIC"), or the Savings Association Insurance Fund, which is administered by the FDIC; and
- prime commercial paper (rated A-1 by Standard and Poor's Ratings Group,
  Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors
  Service, Inc.).

U.S. Government Obligations
The types of U.S. government obligations in which the Portfolio may invest generally include direct obligations of the U.S. Treasury (such as U.S.
Treasury bills, notes, and bonds) and obligations issued or guaranteed by
U.S. government agencies or instrumentalities. These securities are backed by:
- the full faith and credit of the U.S. Treasury;
- the issuer's right to borrow from the U.S. Treasury;
- the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
- the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
- Federal Farm Credit Banks;
- Federal Home Loan Banks;
- Federal National Mortgage Association;
- Student Loan Marketing Association; and
- Federal Home Loan Mortgage Corporation.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Portfolio. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Portfolio sufficient to make payment for the securities to be purchased are segregated on the Portfolio's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Portfolio does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

LENDING OF PORTFOLIO SECURITIES
The collateral received when the Portfolio lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Portfolio.
During the time portfolio securities are on loan, the borrower pays the Portfolio any dividends or interest paid on such securities. Loans are subject to termination at the option of the Portfolio or the borrower. The
Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The
Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment of the Portfolio in the securities on loan. It is anticipated that the Portfolio will not engage in the lending of its portfolio securities.

REPURCHASE AGREEMENTS
The Portfolio or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a seller has defaulted by filing for bankruptcy or has become insolvent, disposition of such securities by the Portfolio might be delayed pending court action. The Portfolio believes that under the regular procedures normally in effect for custody of the Portfolio's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Portfolio and allow retention or disposition of such securities. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Portfolio's investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

REVERSE REPURCHASE AGREEMENTS
The Portfolio may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Portfolio transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Portfolio will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Portfolio to avoid selling portfolio securities at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Portfolio will be able to avoid selling portfolio securities at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Portfolio, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.


PORTFOLIO TURNOVER
Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the investment advisor believes it is appropriate to do so in light of the Portfolio's investment objective, without regard to the length of time a particular security may have been held. The Portfolio will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective. Portfolio turnover for the period June 17, 1997
(commencement of operations) to September 30, 1997 was 0%.


                            INVESTMENT LIMITATIONS

CONCENTRATION OF INVESTMENTS
The Portfolio will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Portfolio may at times invest 25% or more of the value of its total net assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S.
government, its agencies or instrumentalities, or repurchase agreements secured by such instruments.

INVESTING IN REAL ESTATE
The Portfolio will not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate, or in securities which are secured by real estate or interests in real estate.

BUYING ON MARGIN
The Portfolio will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with buying financial futures.

SELLING SHORT
The Portfolio will not sell securities short.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Portfolio will not issue senior securities, except as permitted by its investment objective and policies, and except that the Portfolio may borrow money and engage in reverse repurchase agreements only in amounts up to one-third of the value of its net assets, including the amounts borrowed.
Any such borrowings shall be from banks. The Portfolio will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure, or to facilitate management of the portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolio will not purchase any securities while any such borrowings (including reverse repurchase agreements) are outstanding.

LENDING CASH OR SECURITIES
The Portfolio will not lend any of its assets except portfolio securities.
This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Portfolio's investment objective and policies.

UNDERWRITING
The Portfolio will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN MINERALS
The Portfolio will not purchase interests in oil, gas, or other mineral exploration or development programs, although it may purchase the securities of issuers which invest in or sponsor such programs.

DIVERSIFICATION OF INVESTMENTS
The Portfolio will not purchase the securities of any issuer (other than securities of the U.S. government, its agencies, or instrumentalities, or instruments secured by securities of such issuers, such as repurchase agreements) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or acquire more than 10% of any class of voting securities of any issuer. For these purposes, the Portfolio takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.

INVESTING IN ILLIQUID SECURITIES
The Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities not determined by the Trustees to be liquid.

INVESTING IN NEW ISSUERS
The Portfolio will not invest more than 5% of the value of its total net assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF
THE TRUST
The Portfolio will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust, or the Advisor, own individually more than 1/2 of 1% of the issuer's securities, or together own more than 5% of the issuer's securities

PLEDGING ASSETS
The Portfolio will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total net assets at the time of the borrowing.

ACQUIRING SECURITIES
The Portfolio will not purchase securities of a company for the purpose of exercising control or management. However, the Portfolio may invest in up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Portfolio. In addition, the Portfolio, other companies advised by the Advisor, and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some such cases, the Portfolio and its affiliates might collectively be considered to be in control of such company. In some cases, Trustees and other persons associated with the Trust and its affiliates might possibly become directors of companies in which the Trust holds stock.

INVESTING IN WARRANTS
The Portfolio will not invest more than 5% of the value of its total net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for purposes of this policy.

For purposes of its policies and limitations, the Portfolio considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Portfolio has no present intent to borrow money or invest in reverse repurchase agreements in excess of 5% of the value of its total assets.

In addition to the limitations set forth above, the Portfolio will not purchase or sell real estate limited partnership interests or oil, gas, or other mineral leases, except that the Portfolio may purchase or sell securities of companies which invest in or hold the foregoing.


             IMPACT MANAGEMENT INVESTMENT TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Impact Management Investment Trust, and principal occupations.


Name:         Charles R. Clark*
Birthdate:    November 16, 1959
Address:      1875 Ski Time Square Drive, Suite One
              Steamboat Springs, Colorado 80487
Position:     Chairman of the Board of Trustees
Occupation:   Chief Executive Officer and Senior Assistant Portfolio Manager
              of Jordan American Holdings, Inc. d/b/a Equity Assets
              Management since 1993. From October 1991 through the end of
              1993, he was a Technical Research Analyst for Jordan American
              Holdings, Inc.

Name:         Ronald A. Stiller*
Birthdate:    March 28, 1956
Address:      Arrott Building, Third Floor
              401 Wood Street
              Pittsburgh, PA 15219
Position:     Trustee and President
Occupation:   Founder and President of IMPACT Financial Networks 1995-1997;
              Member of the Board of Directors of Jordan American Holdings,
              Inc. since 1996.  Previously, he was the director of marketing for Security Financial, Inc. from 1990-1995.


Name:         Oleen Eagle
Birthdate:    September 28, 1930
Address:      3215 Chestnut Street
              Murrysville, PA 15668
Position:     Trustee
Occupation:   President of Cornerstone TeleVision since 1995, Vice President and General Manager of Cornerstone TeleVision, 1976-1995,
              President and Director of Group C since 1991, Vice President and Director of Christian Advance International since 1985,
              Director of International Christian University of Zaire since
              1996.

Name:         Gerald L. Bowyer
Birthdate:    August 31, 1962
Address:      820 Pine Hollow Road
              McKees Rocks, PA 15136
Position:     Trustee
Occupation:   President, Allegheny Institute since 1994; Currently the host of "Focus on the Issues," a syndicated public affairs
              television program originating on WPCB, Cornerstone
              TeleVision.  He previously served as Director of Youth
              Opportunities Unlimited from 1993-1995; and worked as a
              Pension Consultant for John F. Agostin Actuarial Services from
              1991-1993.

Name:         Allen L. Zeolla*
Birthdate:    June 19, 1958
Address:      Arrott Building, Third Floor
              401 Wood Street
              Pittsburgh, PA 15219
Position:     Treasurer and Secretary
Occupation:   Financial Consultant, insurance and investment planning
              services since 1994; previously, served as Service Department
              Manager for Conco from 1990-1995.


* An "interested person" of the Trust, as defined in the Investment Company
Act of 1940, as amended.

TRUST OWNERSHIP

As of December 10, 1997, officers and Trustees of the Trust owned individually and together less than 1% of the Trust's outstanding Shares.

As of December 10, 1997, the following persons owned beneficially more than 5% of the outstanding voting shares of the Portfolio: The Grzelewski Family
Trust, North Huntingdon, PA (6%); Thelma D. Schaeffer, Pittsburgh, PA (9%).

TRUSTEES' AND OFFICERS' COMPENSATION

Trustees and Officers do not receive any compensation from the Trust.


TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


                        INVESTMENT ADVISORY SERVICES

ADVISOR TO THE TRUST
The Trust's investment advisor is Jordan American Holdings, Inc. d/b/a
Equity Assets Management (the "Advisor"). Jordan American Holdings, Inc. is a publicly held company which trades on NASDAQ under the symbol "JAHI". The
Advisor shall not be liable to the Trust, the Portfolio, or any shareholder of the Portfolio for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


ADVISORY FEES
For its advisory services, Jordan American Holdings, Inc. receives an annual investment advisory fee, calculated and paid monthly, as described in the prospectus. During the fiscal year ended September 30, 1997, the Trust paid the Adviser $503 for advisory services on behalf of the Portfolio.


                            DISTRIBUTION OF SHARES

IMPACT Financial Network, Inc. (the "Distributor") is the principal distributor for Shares of the Trust. The Distributor is located at 1875 Ski
Time Square Drive, Suite One, Steamboat Springs, CO 80487. It is a Florida corporation and is a subsidiary of the Advisor. The Distributor's fees will be paid by the Administrator from its administrative services fees. For the period June 17, 1997 (commencement of operations) to September 30, 1997, the
Distributor received no fee for distribution services to the Portfolio.


                  ADMINISTRATIVE SERVICES, TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT

IMPACT Management Services, Inc., (the "Administrator") provides administrative services to the Trust. The Administrator also serves as transfer agent and dividend disbursing agent for the Trust. The fee paid to the Administrator for administrative, transfer agent and dividend disbursing agent services is $165.00 per account, per year. Total fees charged to shareholder accounts for the period June 17, 1997 (commencement of operations) to September 30, 1997 amount to $114 per account.

IMPACT Management Services, Inc. also maintains the Trust's accounting records. In addition to the above, the Portfolio shall pay to the transfer agent a fee in the amount of $2.00 per closed account. Closed accounts will remain in the Shareholder files until all Forms 1099 and 5498 have been sent to Shareholders and reported (via magnetic media) to the Internal Revenue
Service.


                            BROKERAGE TRANSACTIONS

The Advisor may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the Advisor and may include:
- advice as to the advisability of investing in securities;
- security analysis and reports;
- economic studies;
- industry studies;
- receipt of quotations for portfolio evaluations; and
- similar services.

The Advisor and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relation to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the Advisor or by affiliates of Jordan American Holdings, Inc. in advising other accounts. To the extent that receipt of these services may supplant services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses.


It is anticipated that the majority of the Portfolio's brokerage transactions will be effected by IMPACT Financial Network, Inc., the Trust's
Distributor and a wholly-owned subsidiary of the Advisor.  For the period
June 17, 1997 (commencement of operations) to September 30, 1997, the aggregate amount of commissions paid by the Trust to the Distributor was $1,875, representing 100% of total commissions paid by the Trust during that period.



                              PURCHASING SHARES

Except under certain circumstances described in the prospectus, Shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the Prospectus under "How To Purchase Shares."

CONVERSION TO FEDERAL FUNDS
It is the Trust's policy to be as fully invested as possible so that maximum return may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before being invested.
IMPACT Management Services, Inc. acts as the shareholder's agent in depositing checks and converting them to federal funds.


                         DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Portfolio's securities are determined as follows:
- for securities listed on a national securities exchange, according to the last sale price on a national securities exchange, if available;
- in the absence of recorded sales for a listed security, according to the mean between the last closing bid and asked prices;
- for unlisted equity securities, the latest bid prices and for unlisted bonds and other fixed income securities as determined by an independent pricing service; or
- for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or at fair value as determined in good faith by the Board of Trustees.


                              REDEEMING SHARES

The Portfolio redeems Shares at the next computed net asset value after the Portfolio receives the redemption request. Redemption procedures are explained in the prospectus under "How To Redeem Shares."

REDEMPTION IN KIND
The Trust has elected to be governed by Rule 18f-1 of the Investment Company
Act of 1940, under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.


                                 TAX STATUS

THE TRUST'S TAX STATUS
The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Portfolio must, among other requirements:
- derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
- invest in securities within certain statutory limits; and
- distribute to its shareholders at least 90% of its net income earned during the year.


SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Portfolio is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS
Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Portfolio Shares.


                                TOTAL RETURN

The average annual total return for Shares of the Portfolio is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales load adjusted over the period by any additional Shares, assuming the quarterly reinvestment of all dividends and distributions.


Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                             P(1 + T)^n = ERV

Where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication.
Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.
Average annual total return assumes the reinvestment of all dividends and distributions. Average annual total return for the period June 17, 1997
(commencement of operations) to September 30, 1997 was (.80)%.


                                   YIELD

The yield for Shares of the Portfolio is determined by dividing the net investment income per share (as defined by the Securities and Exchange
Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Portfolio because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to the shareholders.


Annualized yield quotations used in the Portfolio's advertising and promotional materials are calculated by dividing the Portfolio's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                        YIELD = 2 [((a-b)/cd + 1)^6 - 1]

Where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends and "d " equals the maximum offering price per share on the last day of the period.

Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Portfolio calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Portfolio, net investment income is then determined by totaling all such interest earned.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date. For the 30-day period ended 9/30/97, the yield of the Portfolio was 0%.


To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.


                         PERFORMANCE COMPARISONS

The performance of Shares depends upon such variables as:
- portfolio quality;
- average portfolio maturity;
- type of instruments in which the portfolio is invested;
- changes in interest rates and market value of portfolio securities;
- changes in the Portfolio's expenses; and
- various other factors.

The Portfolio's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Portfolio's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.


                            FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Portfolio for the fiscal period from June 17, 1997 (commencement of operations) to September 30, 1997, as set forth in the Trust's annual report to shareholders, and the report thereon of Arthur F. Bell, Jr. & Associates, L.L.C., independent accountants, are set forth on the following pages.



                       IMPACT MANAGEMENT INVESTMENT TRUST
                       IMPACT MANAGEMENT GROWTH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
             For the Period June 17, 1997 (commencement of operations)
                              to September 30, 1997


Per Share Data*
  Investment income                                               $  .01
  Expenses                                                          (.01)
  Net investment income (loss)                                       .00
  Distributions from net investment income	                     .00
  Net realized and unrealized (loss) on investments                 (.08)
  Distributions from realized gains on investments                   .00

  Net decrease in net asset value                                   (.08)

  Net asset value:
    Beginning of period                                            10.00

    End of period                                                 $ 9.92

Ratios and Supplemental Data
  Total return (not annualized)#                                   (0.80)%
  Ratio of expenses to average net assets+#                         2.25%
  Ratio of net investment income to average net assets+#            0.00%
  Portfolio turnover rate                                           0.00%
  Average commission rate paid                                    $  .1437
  Net assets, end of period                                       $501,758
  Shares of beneficial interest outstanding, end of period          50,567
  Number of shareholder accounts, end of period                         17

_____________________

* Selected data for a share of beneficial interest outstanding throughout the period.
+ Annualized.
# Excludes administrative fee charged directly to shareholder accounts
  (see Note 4 to financial statements).

            See accompanying notes to financial statements.

                      IMPACT MANAGEMENT INVESTMENT TRUST
                      IMPACT MANAGEMENT GROWTH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               September 30, 1997

ASSETS
  Investments in securities, at value - identified cost $165,424    $162,753
  Cash                                                               294,829
  Receivable for shares of beneficial interest sold                   44,793

    Total assets                                                     502,375

LIABILITIES
  Investment advisory fee payable                                        503
  Administrative fee payable                                             114

    Total liabilities                                                    617

NET ASSETS                                                          $501,758

NET ASSETS CONSIST OF:
  Accumulated net investment income (loss)                          $    (17)
  Accumulated net realized gain (loss)                                     0
  Unrealized depreciation of investments                              (2,671)
  Paid-in capital applicable to 50,567 no par value shares of beneficial interest outstanding; unlimited number of
    shares authorized                                                504,446

NET ASSETS                                                          $501,758

NET ASSET VALUE PER SHARE                                           $   9.92

               See accompanying notes to financial statements.

                        IMPACT MANAGEMENT INVESTMENT TRUST
                        IMPACT MANAGEMENT GROWTH PORTFOLIO
                       SCHEDULE OF INVESTMENTS IN SECURITIES
                               September 30, 1997

                                                           Shares      Value
Common Stocks - 32.4%
Computers and Technology - 11.3%
  Compaq Computer Corp.*                                      90    $  6,728
  Dell Computer Corp.*                                        70       6,781
  Intergraph Corp.*                                        2,000      21,750
  Summit Technology Inc.*                                  2,000      14,750
  Sun Microsystems Inc.*                                     140       6,554
Communications - 7.0%
  Associated Group Inc. - Class A*                           180      12,690
  Scientific Atlanta Inc.                                  1,000      22,625
Medical - 7.0%
  Interneuron Pharmaceuticals*                             1,600      19,200
  Vivus Inc.*                                                420      15,750
Restaurants - 4.8%
  Nathans Famous Inc.*                                     6,000      24,375
Other - 2.3%
  Harris & Harris Group Inc.*                              3,300      11,550

    Total investments in securities - 32.4% of net
      assets (cost $165,424)                                        $162,753

_____________________
* Non-income producing security



                 See accompanying notes to financial statements.

                       IMPACT MANAGEMENT INVESTMENT TRUST
                       IMPACT MANAGEMENT GROWTH PORTFOLIO
                            STATEMENT OF OPERATIONS
          For the Period June 17, 1997 (commencement of operations)
                             to September 30, 1997

Investment income
  Interest                                                        $   486

Expenses
  Investment advisory fee                                             503

    Net investment income (loss)                                      (17)

Unrealized depreciation of investments                             (2,671)

Net (decrease) in net assets resulting from operations            $(2,688)




               See accompanying notes to financial statements.

                         IMPACT MANAGEMENT INVESTMENT TRUST
                         IMPACT MANAGEMENT GROWTH PORTFOLIO
                         STATEMENT OF CHANGES IN NET ASSETS
             For the Period June 17, 1997 (commencement of operations)
                              to September 30, 1997

Increase (Decrease) in Net Assets
  Operations
    Net investment income (loss)                                    $    (17)
    Unrealized depreciation of investments                            (2,671)

      (Decrease) in net assets resulting from operations              (2,688)

  Beneficial interest share transactions
    Shares sold (50,579 shares)                                      504,560
    Shares redeemed (12 shares)                                         (114)

      Increase in net assets from share transactions                 504,446

      Total increase in net assets                                   501,758

Net assets
  Beginning of period                                                      0

  End of period                                                     $501,758


                  See accompanying notes to financial statements.

                         IMPACT MANAGEMENT INVESTMENT TRUST
                         IMPACT MANAGEMENT GROWTH PORTFOLIO
                           NOTES TO FINANCIAL STATEMENTS


Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  General Description

     Impact Management Investment Trust (the "Trust") was organized as a Massachusetts business trust on December 18, 1996. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Impact Management Growth Portfolio (the "Fund") is the initial Series of the Trust. The Trust commenced operations on June 17, 1997 with the sale of 10,000 shares of beneficial interest of the Fund to Jordan American Holdings, Inc., d/b/a Equity Assets Management, (the "Investment Advisor") for cash in the amount of $100,000. The Trust commenced investing in securities on September 16, 1997.

     The Trust's fiscal year end is September 30th of each year.

B.  Security Valuation

     Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.

C.  Method of Reporting

     The financial statements are presented in accordance with generally accepted accounting principles, which require the use of certain estimates made by the Fund's management. The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recorded on the accrual basis.

D.  Income Taxes

     The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal or state income tax provision is required.

Note 2.	INVESTMENT TRANSACTIONS

     Purchases of investment securities during the period were $165,424 with no sales of investment securities occurring. At September 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $165,424 and net unrealized depreciation aggregated $2,671, of which $3,041 related to appreciated investments and $5,712 to depreciated investments.


Note 3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an investment advisory agreement with the Investment Advisor. The Investment Advisor makes investment decisions with respect to the assets of the Fund and continuously reviews, supervises and administers the investment program of the Fund. As compensation for services rendered, the Investment Advisor receives an annual investment advisory fee equal to 2.25% of the Fund's average daily net assets. The investment advisory fee, which may be voluntarily waived in whole or in part by the Investment Advisor, is paid on a monthly basis. Certain officers of the Trust and members of the Board of Trustees are also officers and directors of the Investment Advisor.

     A wholly-owned subsidiary of the Investment Advisor, Impact Financial Network, Inc., a broker and dealer in securities registered with the Securities and Exchange Commission, earned brokerage fees on the Fund's purchases of investment securities aggregating approximately $1,500 for the period June 17, 1997 (commencement of operations) to September 30, 1997.


Note 4.	ADMINISTRATIVE SERVICES

     The Trust has entered into an administrative services agreement with Impact Management Services, Inc. (the "Administrator"). Under the agreement, the Administrator provides administrative personnel and services necessary to operate the Fund and provides transfer agent and dividend disbursing agent services. The Administrator bears substantially all operating expenses of the Fund, excluding brokerage fees, interest charges and taxes. For these services, the Administrator is paid a fee of $165.00 per account, per year. One twelfth of the annual fee paid to the Administrator is charged to shareholder accounts at each month end as a redemption of shares of beneficial interest. Total fees charged to shareholder accounts amounted to $114 for the period June 17, 1997 (commencement of operations) to September 30, 1997.

                          INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Board of Trustees
Impact Management Investment Trust
Impact Management Growth Portfolio


We have audited the accompanying statement of assets and liabilities of Impact Management Growth Portfolio (the "Fund"), a Series of Impact Management Investment Trust, including the schedule of investments in securities, as of September 30, 1997, and the related statements of operations, changes in net assets, and the financial highlights for the period June 17, 1997 (commencement of operations) to September 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Impact Management Growth Portfolio, a Series of Impact Management Investment Trust, as of September 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period
June 17, 1997 (commencement of operations) to September 30, 1997, in conformity with generally accepted accounting principles.


                                /s/ Arthur F. Bell, Jr. & Associates, L.L.C.
                                ARTHUR F. BELL, JR. & ASSOCIATES, L.L.C.
                                CERTIFIED PUBLIC ACCOUNTANTS

Lutherville, Maryland
November 20, 1997

                                  PART C
                             Other Information

Item 24. Financial Statements and Exhibits

(a)  Financial Statements - Impact Management Growth Portfolio

(i)  Financial Statements included in Part A of the Registration Statement:
     Financial Highlights for the period June 17, 1997 to September 30, 1997.

(ii) Financial Statements included in Part B of the Registration Statement:
     Audited Financial Statements for the period June 17, 1997 to September 30, 1997.

(b)  Exhibits

1.  Declaration of Trust dated December 18, 1996*
2.  By-Laws*
3.  Inapplicable
4.  Article III of the Declaration of Trust*
5.  Advisory Contract dated December 20, 1996*
6.  Underwriting Agreement dated December 20, 1996*
7.  Inapplicable
8.  Form of Custody Agreement**
9.  (a) Transfer Agency and Service Agreement dated January 7, 1997*
    (b) Administrative Services Agreement dated January 7, 1997*
10. Opinion and Consent of Counsel**
11. Consent of Independent Auditors - filed herewith
12. Inapplicable
13. Subscription Agreement **
14. Inapplicable
15. Inapplicable
16. Schedule for computation of performance data - filed herewith
17. Financial Data Schedule - filed herewith
18. Inapplicable
19. Power of Attorney*

* Incorporated by reference to the Trust's Registration Statement on Form N-1A, which was filed via EDGAR on February 18, 1997.

** Incorporated by reference to Pre-Effective Amendment No. 2 which was filed via EDGAR on June 26, 1997.

Item 25.  Persons Controlled by or Under Common Control with Registrant

Inapplicable

Item 26.  Number of Holders of Securities

As of December 10, 1997, there were 72 holders of record of the shares of the Trust and the Growth Portfolio.

Item 27.  Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Management of the Fund" and to the section of the Statement of Additional Information captioned "Investment Adviser". Ronald
A. Stiller and Charles R. Clark, Trustees and officers of the Trust are members of the Board of Directors of the Advisor and Mr. Clark is an officer of the Advisor. The Advisor has engaged, and is currently engaged, in providing financial advisement services for individual investors as well as common trust funds.

No director or officer of the Advisor has engaged in any other business during the past two years.

Item 29.  Principal Underwriters

(a) Inapplicable

(b) The following is certain information with respect to the officers and directors of IMPACT Financial Network, Inc., the principal distributor for the Trust, and the Impact Management Growth Portfolio:

                           Positions and Offices       Positions and Offices
Name                       with Underwriter            with Registrant

W. Neal Jordan             President/Chief Investment  None
1875 Ski Time Square Drive Officer/Director
Suite One
Steamboat Springs, CO 80487

Charles R. Clark           Senior Vice-President/      Director/Trustee
1875 Ski Time Square Drive Chairman/Chief Executive
Suite One                  Officer
Steamboat Springs, CO 80487

Frederick A. Whittlesey    Vice-President/Chief        Treasurer/Secretary
1875 Ski Time Square Drive Financial Officer
Suite One
Steamboat Springs, CO 80487

Robert J. Flaherty         Director                    None
1875 Ski Time Square Drive
Suite One
Steamboat Springs, CO 80487

Ronald A. Stiller          Director                    President/Trustee
1875 Ski Time Square Drive
Suite One
Steamboat Springs, CO 80487

Terri Williams Abady       Director                    None
1875 Ski Time Square Drive
Suite One
Steamboat Springs, CO 80487

(c) Inapplicable.

Item 30. Location of Accounts and Records

All such accounts, books and other documents are maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one or more of the following locations:

Registrant, 1875 Ski Time Square Drive, Suite One, Steamboat Springs, CO 80487,

Jordan American Holdings, Inc. (Advisor)
1875 Ski Time Square Drive, Suite One
Steamboat Springs, CO 80487,

Impact Management Services, Inc. (Administrator and Transfer Agent) Arrott Building, Third Floor
401 Wood Street
Pittsburgh, PA 15222

The Fifth Third Bank (Custodian)
38 Fountain Square Plaza
Cincinnati, Ohio 45263.

Item 31. Management Services

Inapplicable

Item 32. Undertakings

(c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(d) Registrant undertakes to have a majority of the non-interested directors determine at least annually that the arrangement concerning liability insurance for each Series of Impact Management Investment Trust satisfies the standards contained in Section 17(d)-1(d)(7)(i) and (ii) of the Investment Company Act of 1940, as amended.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 9th day of January, 1998.

                                          Impact Management Investment Trust
                                          By: /s/ Ronald A. Stiller*
                                          President

Pursuant to the requirement of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

   Signature                      Title                     Date

/s/Charles R. Clark*          Chairman of the           January 9, 1998
   Charles R. Clark           Board of Trustees

/s/Ronald A. Stiller*         President                 January 9, 1998
   Ronald A. Stiller		Principal Executive
                              Officer and Trustee

/s/Oleen Eagle*               Trustee                   January 9, 1998
   Oleen Eagle

/s/Gerald L. Bower*           Trustee                   January 9, 1998
   Gerald L. Bower

/s/Allen L. Zeolla*           Treasurer                 January 9, 1998
   Allen L. Zeolla		(Principal Financial and
                              Accounting Officer)

* By /s/Charles R. Clark      Attorney-in-fact
        Charles R. Clark      (pursuant to power
                              of attorney)

                           INDEX TO EXHIBITS


Exhibit No.        Document

24(b)11            Consent of Independent Auditors
24(b)16            Schedule for computation of performance data
24(b)(17)          Financial Data Schedule